Details of Significant Accounts - Income tax, schedule of income tax expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Current income tax:
Current tax expense recognized for the current period	$ 574	$ 63
Prior year income tax underestimation	6	0
Total current tax	580	63
Deferred income tax:
Origination and reversal of temporary differences	(894)	0
Taxable losses	0	0
Total deferred income tax	(894)	0
Income tax expense (benefit)	$ (314)	$ 63